Leases - Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Disclosure [Abstract]
Balance – Beginning of period	$ 3,066	$ 4,001
Additions	622	425
Disposals	(7)	0
Interest accretion	206	266
Lease repayments	(1,781)	(1,405)
Effects of foreign exchange	3	(221)
Balance – End of period	2,109	3,066
Current	1,470	1,374
Non-current	639	1,692
Lease liabilities	$ 2,109	$ 3,066